Equity - Dividends (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Sep. 20, 2018 USD ($)	Aug. 20, 2018 $ / shares	Jun. 29, 2018 USD ($)	May 21, 2018 $ / shares	Dec. 29, 2016 USD ($) $ / shares	Sep. 28, 2016 USD ($) $ / shares	Aug. 12, 2016 USD ($) $ / shares	Mar. 14, 2016 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 payment
Equity [abstract]
Number of interim dividend payments | payment										4
Dividends paid, per share | $ / shares		$ 0.06		$ 0.06	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.00
Dividends paid, ordinary shares | $	$ 10,321		$ 10,321		$ 13,747	$ 13,747	$ 13,747	$ 13,747